Subsequent Events	1 Months Ended
Mar. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

5)      SUBSEQUENT EVENTS

On June 13, 2025, the Company amended the composition of its authorized share capital by increasing the par value of its common shares from US$0.001 to US$0.01 per share. The change in par value of common shares resulted in the reduction of the number of common shares authorized for issuance from 2,000,000,000 to 200,000,000 and total issued capital from 100 to 10 common shares.On July 8, 2025, the Company increased its authorized share capital by US$654,300 to US$2,654,300. Immediately following the share capital increase, the Company’s authorized share capital consists of US$2,654,300, divided into 265,430,000 common shares, par value US$0.01 per share.